2. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Roll forward of deferred financing cost
	2013	2012
Deferred financing costs, beginning balance	$598	$–
Additions	82	598
Write-offs	(11)	–
Deferred financing costs, ending balance	$669	$598
Less accumulated amortization	(20)	(2)
Deferred financing costs, net	$649	$596

Roll forward of accumulated amortization of deferred financing costs
	2013	2012
Accumulated amortization, beginning balance	$2	$–
Additions	18	2
Accumulated amortization, ending balance	$20	$2